Shareholder Fees {- Health Care Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Health Care Portfolio_Service Class 2_PRO-04 | Health Care Portfolio
Shareholder Fees:
(fees paid directly from your investment)